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
                                  Prospectus Supplement dated Oct. 25, 2010*
                                                                   ------------------------------------------
                                                                                 PROSPECTUS FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273417 L (4/10)       273480 M (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 L (4/10)        274320 F (7/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY         45312 K (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 L (4/10)        45313 P (7/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY                     45303 L (4/10)
-------------------------------------------------------------------------------------------------------------


This supplement describes proposed changes to certain investment options offered under certain variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus for future reference.

Effective September 7, 2010, the information about the Investment Adviser for the FTVIPT Templeton Growth Securities Fund -- Class 2 in the table under "The Variable Account and the Funds" section of the prospectus, has been replaced with the following:




--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
FTVIPT Templeton      Seeks long-term capital appreciation.               Templeton Global Advisors
Growth                                                                    Limited
Securities
Fund -- Class 2


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
273416-14 A (10/10)

* Valid until next prospectus update.